Subsequent events - German spectrum auction (Details) - Subsequent events € in Thousands	Jun. 06, 2018 EUR (€) item
Subsequent events
Number of blocks of spectrum under bids | item	12
Bid amount in auction to obtain blocks of spectrum | €	€ 1,837